Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Moderately Aggressive Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 66.4%
Penn Series Flexibly Managed Fund*	185,964	$18,579,700
Penn Series Index 500 Fund*	928,906	43,751,479
Penn Series Large Cap Growth Fund*	49,512	2,058,223
Penn Series Large Cap Value Fund*	250,325	12,473,693
Penn Series Large Core Growth Fund*	124,384	4,123,322
Penn Series Large Core Value Fund*	320,901	10,483,836
Penn Series Large Growth Stock Fund*	24,812	2,066,587
Penn Series Mid Cap Growth Fund*	102,196	4,159,390
Penn Series Mid Cap Value Fund*	65,827	2,107,765
Penn Series Mid Core Value Fund*	285,481	10,514,246
Penn Series Real Estate Securities Fund*	332,555	10,362,417
Penn Series Small Cap Growth Fund*	32,238	2,103,881
Penn Series Small Cap Index Fund*	255,108	8,461,926
Penn Series SMID Cap Growth Fund*	40,050	2,095,427
Penn Series SMID Cap Value Fund*	103,503	4,236,375
TOTAL AFFILIATED EQUITY FUNDS (Cost $98,592,883)		137,578,267

AFFILIATED FIXED INCOME FUNDS — 16.7%
Penn Series Limited Maturity Bond Fund*	886,222	12,212,134
Penn Series Quality Bond Fund*	1,418,172	22,506,395
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $33,858,419)		34,718,529

AFFILIATED INTERNATIONAL EQUITY FUNDS — 16.7%
Penn Series Developed International Index Fund*	555,622	10,256,775
Penn Series Emerging Markets Equity Fund*	752,489	8,141,934
Penn Series International Equity Fund*	385,086	16,131,254
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $29,643,398)		34,529,963
TOTAL INVESTMENTS — 99.8% (Cost $162,094,700)		$206,826,759
Other Assets & Liabilities — 0.2%		342,933
TOTAL NET ASSETS — 100.0%		$207,169,692

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
1